Equity	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Equity
13.	Equity

A.	Share capital
As of June 30, 2025, the share capital is represented by 30,095,388 class “A” ordinary shares with a par value of US$ 0.01 each and 43,917,577 class “B” ordinary shares with a par value of US$ 0.10 each. The class A shares and class B shares will be entitled to participate equally in distributions made by the Group, with economic entitlement proportionate to the number of shares held (and not the voting power of a shareholder).

On March 4, 2024, the Extraordinary Shareholders Meeting approved: i) the conversion through a reverse stock split of 241,546,679 ordinary shares held by the existing shareholders of class A and B shares on a
5.5-to-one
ratio into class B shares, ii) to increase the share capital by S/ 7,453 thousand through capitalization from “Merge and other reserves” and iii) to increase the par value of the class “B” shares to a par value of US$ 0.1 each. The reverse stock split conversion is effective from March 4, 2024.
In accordance with Codification of Staff Accounting Bulletins Topic 4: Equity Accounts, section C, this reverse stock split has been recognized by the Group retrospectively for the Basic and diluted earnings per share calculation in the consolidated financial statements.
On March 21, 2024, the Company completed its initial public offering (the “IPO”) of 30,000,000 shares of our Series A common stock at a price to the public of US$ 12.00 per share and the Company sold 30,000,000 of such shares. As a consequence, the share capital increased by S/ 1,112 thousand and the share premium increased by S/ 1,208,496 thousand and it includes a deduction of S/ 58,186 thousand related to issuance costs previously recorded in “Other assets”.
On January 13, 2025, the Extraordinary Shareholders Meeting approved to increase the share capital by S/ 2 thousand. This amount corresponds to the shares from the Restricted Share Awards 2024.
As of June 30, 2025 the share capital structure of the class “B” is as follows:

Range of shareholding percentage	Number of shareholders	Participation percentage

From 0.01 to 0.79	5	2.47

From 0.80 to 2.37	4	9.50

From 2.38 to 9.13	4	29.77

From 9.14 to 58.26	1	58.26

	14	100.00

B.	Translation reserve
Translation reserve includes all exchange differences resulting from the translation of the financial statements of foreign operations. As of June 30, 2025, the Group recognizes the translation differences of the consolidated financial statements of the Group’s subsidiaries Auna Colombia S.A.S. and Auna México in translation reserve of the condensed consolidated interim statement of profit or loss and other comprehensive income.

C.	Cost of hedging reserve
The cost of hedging reserve reflects gain or loss on the portion excluded from the designated hedging instrument that relates to the forward element of forward contract and as well as the time value of purchased collar contract. It is initially recognized in OCI and accounted for similarly to gains or losses in the hedging reserve.

D.	Hedging reserve
Hedging reserve includes the effective portion of the accumulated net change in the fair value of the hedging instruments used in cash flow hedges with subsequent recognition in profit or loss. This reserve is recognized net of deferred income tax.

E.	Non-controlling interests
On March 21, 2024, the Company, through its subsidiary Auna Salud S.A.C., acquired the non-controlling
interest of Heredia Investments S.A.C., which held 21.2% of Auna Salud S.A.C., through a capital reduction of S/ 1,217,629 thousand. The Group wrote off the non-controlling
interest for S/ 159,910 thousand, with the corresponding debit entry in “Merger and other reserves” for S/ 1,076,628 thousand and cred
it entry in “Translation reserve” for S/ 18,909 thousand.